Financial Instruments (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning Balance	$ 42,918
Ending Balance	53,466	$ 42,918
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	(52,972)
Ending Balance	(22,941)	(52,972)
Financial assets
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning Balance	42,918	28,682
Current Non Marketable Shares At Fair Value Through Profit Or Loss Additions	5,682	10,824
Current Non Marketable Shares At Fair Value Through Profit Or Loss Revaluation	2,940	4,868
Current Non Marketable Shares At Fair Value Through Profit Or Loss Translation Differences	(1,926)	(1,456)
Ending Balance	53,466	42,918
Financial liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning Balance	(52,972)	(61,362)
Performance Based Contingent Consideration Under Earn Out Revaluation	25,377	6,678
Performance Based Contingent Consideration Under Earn Out Repayment	4,654	1,712
Ending Balance	$ (22,941)	$ (52,972)